SECURITIES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less Than 12 Months, Fair Value	$ 14,253,558	$ 30,352,078
Less Than 12 Months, Unrealized Loss	89,638	45,303
More Than 12 Months, Fair Value	9,189,702	9,479,903
More Than 12 Months, Unrealized Loss	492,703	1,414,545
Total, Fair Value	23,443,260	39,831,981
Total, Unrealized Loss	582,341	1,459,848
Asset-backed securities issued by GSEs [Member]
Less Than 12 Months, Fair Value	14,253,558	30,220,777
Less Than 12 Months, Unrealized Loss	89,638	33,796
More Than 12 Months, Fair Value	6,132,036	2,847,703
More Than 12 Months, Unrealized Loss	8,360	4,575
Total, Fair Value	20,385,594	33,068,480
Total, Unrealized Loss	97,998	38,371
Asset-backed Securities Issued By Other [Member]
Less Than 12 Months, Fair Value	0	131,301
Less Than 12 Months, Unrealized Loss	0	11,507
More Than 12 Months, Fair Value	3,057,666	6,632,200
More Than 12 Months, Unrealized Loss	484,343	1,409,970
Total, Fair Value	3,057,666	6,763,501
Total, Unrealized Loss	$ 484,343	$ 1,421,477